Income Taxes - Summary of Prior Period Withholding Tax Obligations (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Major components of tax expense (income) [abstract]
Income (loss) from operations before taxes	$ 253,630	$ (43,085)
Tax at Canadian combined federal and provincial income tax rate (2018: 26.73%; 2017: 26%)	67,795	(11,202)
Change in amount of deferred tax recognized	(152,639)	(92,098)
Difference in tax rates and treatment in foreign jurisdictions	(83,568)	(74,638)
Withholding taxes	24,670	18,932
Non deductible losses and expense	3,098	4,993
Net income statement benefit for income taxes	$ (140,644)	$ (154,013)